CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 805,047	$ 126,330	¥ 585,762	¥ 1,435,727
Costs and expenses:
Cost of promotion and acquisition (including cost from related party of RMB21,009, nil and nil for the years ended December 31, 2019, 2020 and 2021, respectively)	(562,081)	(88,203)	(379,380)	(1,025,975)
Cost of operation	(88,049)	(13,817)	(91,910)	(99,784)
Total cost of services	(650,130)	(102,020)	(471,290)	(1,125,759)
Sales and marketing expenses (including expenses from related party of nil, RMB206 and RMB124 for the years ended December 31, 2019, 2020 and 2021, respectively)	(143,460)	(22,512)	(128,600)	(207,555)
Research and development expenses	(132,427)	(20,781)	(154,775)	(272,343)
General and administrative expenses	(137,533)	(21,582)	(136,581)	(100,896)
Impairment loss | ¥			(16,893)	(254,683)
Penalties | ¥				(30,000)
Loss from operations	(258,503)	(40,565)	(322,377)	(555,509)
Net interest income/(expenses)	(4,193)	(658)	(2,290)	5,100
Others, net	58,020	9,105	11,238	11,785
Loss before income tax	(204,676)	(32,118)	(313,429)	(538,624)
Income tax benefits	582	91	1,283	8,005
Net loss	(204,094)	(32,027)	(312,146)	(530,619)
Less: net loss attributable to noncontrolling interests	(4,309)	(676)	(7,999)	(78,859)
Net loss attributable to Jianpu's shareholders	(199,785)	(31,351)	(304,147)	(451,760)
Foreign currency translation adjustments	(16,453)	(2,582)	(52,185)	14,685
Total other comprehensive income/(loss)	(16,453)	(2,582)	(52,185)	14,685
Total comprehensive loss	(220,547)	(34,609)	(364,331)	(515,934)
Less: total comprehensive income/(loss) attributable to noncontrolling interests	(4,341)	(681)	(8,878)	(78,732)
Total comprehensive loss attributable to Jianpu's shareholders	¥ (216,206)	$ (33,928)	¥ (355,453)	¥ (437,202)
Net loss per share attributable to Jianpu's shareholders
Basic (in dollars per share) | (per share)	¥ (0.47)	$ (0.07)	¥ (0.72)	¥ (1.07)
Diluted (in dollars per share) | (per share)	¥ (0.47)	$ (0.07)	¥ (0.72)	¥ (1.07)
Weighted average number of shares
Basic (in shares) | shares	423,661,496	423,661,496	423,096,353	420,575,827
Diluted (in shares) | shares	423,661,496	423,661,496	423,096,353	420,575,827
ADS
Net loss per share attributable to Jianpu's shareholders
Basic (in dollars per share) | (per share)	¥ (9.43)	$ (1.48)	¥ (14.38)	¥ (21.48)
Diluted (in dollars per share) | (per share)	¥ (9.43)	$ (1.48)	¥ (14.38)	¥ (21.48)
Recommendation services
Revenues:
Total revenues	¥ 575,242	$ 90,268	¥ 404,381	¥ 1,252,300
Loans (including revenues from related party of RMB31,980, RMB4,757 and RMB488 for the years ended December 31, 2019, 2020 and 2021, respectively)
Revenues:
Total revenues	167,483	26,282	109,814	666,307
Credit cards
Revenues:
Total revenues	407,759	63,986	294,567	585,993
Big data and system-based risk management services (including revenues from related party of RMB6,858, RMB3,626 and RMB4,282 for the years ended December 31, 2019, 2020 and 2021, respectively)
Revenues:
Total revenues	130,408	20,464	144,227	134,927
Advertising, marketing and other services
Revenues:
Total revenues	¥ 99,397	$ 15,598	¥ 37,154	¥ 48,500